Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Inventory, Net [Abstract]
Raw materials and supplies	$ 84.6	$ 68.8	$ 74.1
Work in process	212.6	191.5	184.7
Finished goods	131.7	142.8	176.5
Inventories	$ 428.9	$ 403.1	$ 435.3